Investment in associates and joint ventures	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investment in associates and joint ventures
16. Investment in associates and joint ventures

	2021 $m	2020 $m
Cost
At 1 January	136	145
Additions	4	17
Share of losses	(8)	(14)
System Fund share of losses	(2)	(1)
Dividends and distributions	–	(7)
Exchange and other adjustments	2	(4)
At 31 December	132	136
Impairment
At 1 January	(55)	(35)
Charge for the year a	–	(23)
Exchange and other adjustments	–	3
At 31 December	(55)	(55)

Net book value	77	81

Analysed as:
Material associates	42	43
Other associates	35	38

a	In 2020, the $23m impairment charge was presented net of $4m gain on related put option (see note 6).
In 2021, there were no indicators of further impairment relating to investments in associates and no indicators that impairment losses recognised in prior years may have reversed.
Barclay associate
The Group held one material associate investment at 31 December 2021, a 19.9% interest in 111 East 48th Street Holdings, LLC (the ‘Barclay associate’) which owns InterContinental New York Barclay, a hotel managed by the Group. The investment is classified as an associate and equity accounted. Whilst the Group has the ability to exercise significant influence through certain decision rights, approval rights relating to the hotel’s operating and capital budgets rest solely with the 80.1% majority member. The Group’s ability to receive cash dividends is dependent on the hotel generating sufficient income to satisfy specified owner returns. $18m was provided in 2021 in relation to settlement of a commercial dispute regarding owner returns during the pandemic.
Due to the significant trading impact of
Covid-19
and resulting restrictions in New York, the hotel was closed for most of 2020 and Spring 2021. The closure period and the significant impact on RevPAR during the recovery period resulted in an impairment charge of $13m in 2020. The recoverable amount of the investment was measured at fair value less costs of disposal, based on the Group’s share of the market value of the hotel less debt in the associate. The hotel was appraised by a professional external valuer using an income capitalisation approach which is a discounted cash flow technique that measures the present value of projected income flows (over a
10-year
period) and the property sale. Within the fair value hierarchy, this was categorised as a Level 3 fair value measurement. The external valuer assumed a return to 2019 RevPAR levels over a three- to four-year period, based on industry data specific to the New York market and supply factors in the luxury market located close to the InterContinental New York Barclay. The pre-tax
discount and capitalisation rates used in the valuation were 7.5% and 6.0% respectively.
The 2020 impairment charge was presented net of a $4m fair value gain on a put option over part of the Group’s investment in the associate given there is an interdependency between the value of the option and the fair value of the associate investment. This fair value gain reversed in 2021.
Summarised financial information in respect of the Barclay associate is set out below:

31 December	2021 $m	2020 $m
Non-current assets	485	497
Current assets	38	32
Current liabilities	(32)	(19)
Non-current liabilities	(246)	(247)
Net assets	245	263
Group share of reported net assets at 19.9%	49	52
Adjustments to reflect impairment, capitalised costs, and additional rights and obligations under the shareholder agreement	(7)	(9)
Carrying amount	42	43

Year ended 31 December	2021 $m	2020 $m
Revenue	42	16
Loss from continuing operations and total comprehensive loss for the year	(24)	(52)
Group’s share of loss for the year, including the cost of funding owner returns	(5)	(13)
In 2019, the Group’s share of losses from the Barclay associate was $10m.
Other associates and joint ventures

	Associates			Joint ventures
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
(Losses)/profits from continuing operations and total comprehensive (loss)/income for the year	(3)	(3)	7	–	2	–
In 2020, impairment charges of $8m were recognised in relation to two associates, both in the Americas region. Cash flows were based on management forecasts covering a five-year period, and discounted at pre-tax
rates of 12.0% and 8.4%, resulting in recoverable amounts of $1m and $4m respectively.
A further associate with a value of $5m at 31 December 2019 was liquidated in 2020. A final dividend of $3m was received and the remaining investment of $2m was impaired to $
nil
in 2020; the charge was recognised within Central costs.
$2m was received in 2020 on liquidation of a joint venture.